Contributed surplus (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting terms of options	Stock options vest over three years (33 1/3% per year) and expire after five years.
Stock Options granted	343,100	619,505
Weighted average exercise price | $ / shares	$ 6.39	$ 6.65
Proceeds from options exercised | $	$ 95	$ 391
Weighted average exercise price of options exercisable | $ / shares	$ 3.29
Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of common shares issuable under the Plan	4,600,000
Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of options	The term of the option is determined by the Board of Directors, not to exceed ten years from the date of grant, however, the majority of options expire in five years.
Vesting terms of options	The vesting of the options is determined by the Board and beginning, January 1, 2018, is typically 33 1/3% every year after the date of grant.
Cashless options exercised	98,408	443,748
Options Issued	63,727	297,626
Proceeds from options exercised | $	$ 229	$ 975
Weighted average exercise price of options exercisable | $ / shares	$ 3.29	$ 4.09
Stock options [Member] | Employees and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of options	five years	five years
Stock Options granted	343,100	619,505
Weighted average exercise price | $ / shares	$ 6.39	$ 6.65
Stock Options granted, value | $	$ 1,112	$ 2,378
Weighted average grant date value per share | $ / shares	$ 3.24	$ 3.84
Corporation stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of common shares issuable under the Plan	4,600,000